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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AGIC Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2012

Date of reporting period:	October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Equity & Convertible Income Fund Schedule of Investments

October 31, 2011 (unaudited)

Shares		Value*
COMMON STOCK—71.5%
Aerospace & Defense—1.2%
74,300	L-3 Communications Holdings, Inc.	$5,036,054

Auto Components—1.6%
205,900	Johnson Controls, Inc.	6,780,287

Automobiles—1.3%
458,300	Ford Motor Co. (a)	5,352,944

Beverages—4.6%
98,900	Coca-Cola Co. (b)	6,756,848
127,300	Molson Coors Brewing Co., Class B	5,389,882
114,000	PepsiCo, Inc.	7,176,300
		19,323,030

Biotechnology—1.6%
164,000	Gilead Sciences, Inc. (a)	6,832,240

Communications Equipment—5.0%
38,628	Aviat Networks, Inc. (a)	79,188
409,027	Cisco Systems, Inc.	7,579,270
155,500	Harris Corp.	5,870,125
142,900	Qualcomm, Inc.	7,373,640
		20,902,223

Computers & Peripherals—5.6%
20,500	Apple, Inc. (a)(b)	8,297,990
289,800	EMC Corp. (a)	7,102,998
44,400	International Business Machines Corp. (b)	8,197,572
		23,598,560

Diversified Financial Services—0.7%
83,800	JP Morgan Chase & Co.	2,912,888

Diversified Telecommunication Services—1.9%
48,488	Frontier Communications Corp.	303,535
202,000	Verizon Communications, Inc.	7,469,960
		7,773,495

Electric Utilities—0.9%
54,202	Entergy Corp.	3,749,152

Electronic Equipment, Instruments & Components—1.7%
149,000	Amphenol Corp., Class A	7,076,010

Energy Equipment & Services—4.9%
68,900	Diamond Offshore Drilling, Inc.	4,515,706
100,800	National Oilwell Varco, Inc.	7,190,064
96,700	Schlumberger Ltd.	7,104,549
99,113	Weatherford International Ltd. (a)	1,536,251
		20,346,570

Food Products—0.5%
72,805	Archer-Daniels-Midland Co.	2,106,977

Health Care Equipment & Supplies—3.4%
111,100	Baxter International, Inc.	6,108,278
19,200	Intuitive Surgical, Inc. (a)(b)	8,330,112
		14,438,390

Health Care Providers & Services—1.8%
95,200	McKesson Corp. (b)	7,763,560

Hotels, Restaurants & Leisure—2.1%
93,500	McDonald’s Corp.	8,681,475

Household Products—1.8%
121,400	Procter & Gamble Co. (b)	7,768,386

Independent Power Producers & Energy Traders—1.7%
92,000	Constellation Energy Group, Inc.	3,652,400
153,999	NRG Energy, Inc. (a)	3,298,659
		6,951,059

Industrial Conglomerates—2.8%
341,159	General Electric Co.	5,700,767
310,300	Textron, Inc. (b)	6,026,026
		11,726,793

Insurance—2.0%
18,450	American International Group, Inc. (a)	455,531
53,184	MetLife, Inc.	1,869,949
87,000	Prudential Financial, Inc.	4,715,400
69,652	XL Group PLC, Class A	1,514,234
		8,555,114

Internet Software & Services—2.0%
14,000	Google, Inc., Class A (a)(b)	8,296,960

Shares		Value*
Machinery—4.9%
151,500	AGCO Corp. (a)	$6,640,245
88,600	Deere & Co.	6,724,740
81,300	Joy Global, Inc.	7,089,360
		20,454,345

Metals & Mining—1.3%
132,400	Freeport-McMoRan Copper & Gold, Inc.	5,330,424

Multiline Retail—2.4%
182,453	Target Corp.	9,989,302

Oil, Gas & Consumable Fuels—2.9%
77,900	Occidental Petroleum Corp.	7,240,026
110,100	Peabody Energy Corp.	4,775,037
		12,015,063

Pharmaceuticals—3.6%
137,000	Abbott Laboratories	7,380,190
47,200	Bristol-Myers Squibb Co.	1,491,048
63,288	Johnson & Johnson	4,075,114
38,776	Merck & Co., Inc.	1,337,772
23,345	Teva Pharmaceutical Industries Ltd. - ADR	953,643
		15,237,767

Semiconductors & Semiconductor Equipment—3.8%
342,200	Intel Corp.	8,397,588
239,000	Texas Instruments, Inc.	7,344,470
		15,742,058

Software—3.5%
247,700	Microsoft Corp.	6,596,251
227,900	Oracle Corp.	7,468,283
42,311	Symantec Corp. (a)	719,710
		14,784,244
	Total Common Stock (cost-$385,010,852)	299,525,370

CONVERTIBLE PREFERRED STOCK—15.3%
Airlines—0.4%
50,515	Continental Airlines Finance Trust II, 6.00%, 11/15/30	1,528,079

Auto Components—0.6%
53,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	2,691,792

Automobiles—0.4%
45,000	General Motors Co., 4.75%, 12/1/13, Ser. B	1,870,200

Capital Markets—1.2%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	2,355,406
33,400	Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)(c)(d)(e)	744,820
29,450	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.)(c)	1,907,594
		5,007,820

Commercial Banks—1.3%
17,805	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	2,550,976
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	2,851,605
		5,402,581

Commercial Services & Supplies—0.4%
34,894	United Rentals, Inc., 6.50%, 8/1/28	1,530,974

Diversified Financial Services—1.9%
4,225	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	3,616,600
19,000	Citigroup, Inc., 7.50%, 12/15/12	1,805,760
46,575	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.)(c)	2,516,680
		7,939,040

Electric Utilities—1.2%
54,400	NextEra Energy, Inc., 8.375%, 6/1/12	2,758,080
38,525	PPL Corp., 9.50%, 7/1/13	2,190,146
		4,948,226

Food Products—0.9%
38,800	Bunge Ltd., 4.875%, 12/1/11 (f)	3,809,384

Health Care Providers & Services—0.5%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	2,225,625

Household Durables—1.2%
56,000	Newell Financial Trust I, 5.25%, 12/1/27	2,394,000
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,678,598
		5,072,598

Insurance—1.0%
27,500	Assured Guaranty Ltd., 8.50%, 6/1/12	1,484,175
36,700	MetLife, Inc., 5.00%, 9/11/13	2,492,297
		3,976,472

Shares		Value*
Multi-Utilities—0.6%
47,650	AES Trust III, 6.75%, 10/15/29	$2,322,937

Oil, Gas & Consumable Fuels—1.5%
42,900	Apache Corp., 6.00%, 8/1/13	2,415,270
20,300	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	1,230,688
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	2,512,781
		6,158,739

Professional Services—0.6%
46,500	Nielsen Holdings NV, 6.25%, 2/1/13	2,696,303

Real Estate Investment Trust—1.0%
90,500	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	2,181,050
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	2,200,525
		4,381,575

Road & Rail—0.6%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (g)	2,372,782
	Total Convertible Preferred Stock (cost-$82,247,084)	63,935,127

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—12.0%
Auto Components—0.7%
$1,325	BorgWarner, Inc., 3.50%, 4/15/12	3,085,594

Capital Markets—1.0%
2,400	Ares Capital Corp., 5.75%, 2/1/16 (g)(h)	2,355,000
1,795	BGC Partners, Inc., 4.50%, 7/15/16 (g)(h)	1,689,544
		4,044,544

Electrical Equipment—0.7%
2,535	EnerSys, 3.375%, 6/1/38 (i)	2,503,312
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	382,500
		2,885,812

Electronic Equipment, Instruments & Components—0.4%
1,335	Anixter International, Inc., 1.00%, 2/15/13	1,493,531

Health Care Equipment & Supplies—0.1%
675	Alere, Inc., 3.00%, 5/15/16	646,313

Hotels, Restaurants & Leisure—0.5%
2,100	MGM Resorts International, 4.25%, 4/15/15	2,105,250

Internet Software & Services—0.7%
1,800	VeriSign, Inc., 3.25%, 8/15/37	1,991,250
850	WebMD Health Corp., 2.50%, 1/31/18 (g)(h)	751,188
		2,742,438

IT Services—0.7%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	2,917,075

Machinery—1.3%
3,390	Greenbrier Cos, Inc., 3.50%, 4/1/18 (g)(h)	2,864,550
3,000	Meritor, Inc., 4.625%, 3/1/26 (i)	2,617,500
		5,482,050

Media—1.8%
2,200	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	2,219,250
	Liberty Media LLC,
2,265	3.125%, 3/30/23	2,536,800
5,200	3.50%, 1/15/31	2,938,000
		7,694,050

Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,247,000

Oil, Gas & Consumable Fuels—0.5%
1,300	Western Refining, Inc., 5.75%, 6/15/14	2,146,625

Pharmaceuticals—0.5%
735	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (g)(h)	2,086,481

Real Estate Investment Trust—1.1%
2,000	Boston Properties LP, 3.75%, 5/15/36	2,292,500
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	2,386,125
		4,678,625

Semiconductors & Semiconductor Equipment—0.6%
2,800	SunPower Corp., 4.75%, 4/15/14	2,425,500

Software—0.5%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	2,103,500

Thrifts & Mortgage Finance—0.4%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	977,500
1,755	9.00%, 4/1/63 (g)(h)	723,937
		1,701,437
	Total Convertible Bonds & Notes (cost-$56,261,779)	50,485,825

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—0.3%
Electric—0.3%
$2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	$1,270,000

YANKEE BOND—0.2%
Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14 (cost-$1,241,382)	825,000

SHORT-TERM INVESTMENT—1.6%
Time Deposit—1.6%
6,549	Bank of America-London, 0.03%, 11/1/11 (cost-$6,548,689)	6,548,689

	Total Investments before call options written (cost-$533,309,786) (j)—100.9%	422,590,011

Contracts
CALL OPTIONS WRITTEN (a)—(0.0)%
	Apple, Inc.,
145	strike price $425, expires 11/19/11	(32,698)
	Google, Inc.,
100	strike price $625, expires 11/19/11	(32,500)
	International Business Machines Corp.,
310	strike price $195, expires 11/19/11	(12,400)
	Intuitive Surgical, Inc.,
135	strike price $440, expires 11/19/11	(133,650)
	McKesson Corp.,
665	strike price $87.50, expires 11/19/11	(13,300)
	Total Call Options Written (premiums received-$213,035)	(224,548)

	Total Investments net of call options written (cost-$533,096,751)—100.9%	422,365,463
	Other liabilities in excess of other assets—(0.9)%	(3,625,186)
	Net Assets—100.0%	$418,740,277

Notes to Schedules of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)   Non-income producing.

(b)   All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c)   Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(d)   Fair-Valued—Securities with an aggregate value of $744,820, representing 0.18% of net assets.

(e)   In default.

(f)    Perpetual maturity. The date shown is the next call date.

(g)   144A—Exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(h)   Private Placement—Restricted as to resale may not have a readily available market.  Securities with an aggregate market value of $11,701,388, representing 2.79% of net assets.

(i)    Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j)    At October 31, 2011, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $533,309,816. Gross unrealized appreciation was $2,175,965, gross unrealized depreciation was $112,895,770 and net unrealized depreciation was $110,719,805. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ADR—American Depositary Receipt

Other Investments:

Transactions in call options written for the nine months ended October 31, 2011:

	Contracts	Premiums
Options outstanding, January 31, 2011	15,805	$1,063,613
Options written	70,120	5,195,534
Options terminated in closing transactions	(27,275)	(2,184,566)
Options expired	(57,295)	(3,861,546)
Options outstanding, October 31, 2011	1,355	$213,035

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2011 in valuing Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/11
Investments in Securities - Assets
Common Stock	$299,525,370	—	—	$299,525,370
Convertible Preferred Stock:
Airlines	—	$1,528,079	—	1,528,079
Capital Markets	—	4,263,000	$744,820	5,007,820
Commercial Banks	2,851,605	2,550,976	—	5,402,581
Commercial Services & Supplies	—	1,530,974	—	1,530,974
Diversified Financial Services	5,422,360	2,516,680	—	7,939,040
Household Durables	2,678,598	2,394,000	—	5,072,598
Insurance	2,492,297	1,484,175	—	3,976,472
Oil, Gas & Consumable Fuels	2,415,270	3,743,469	—	6,158,739
Professional Services	—	2,696,303	—	2,696,303
Road & Rail	—	2,372,782	—	2,372,782
All Other	22,249,739	—	—	22,249,739
Convertible Bonds & Notes	—	50,485,825	—	50,485,825
Corporate Bonds & Notes	—	1,270,000	—	1,270,000
Yankee Bond	—	825,000	—	825,000
Short-Term Investment	—	6,548,689	—	6,548,689
Total Investments in Securities - Assets	$337,635,239	$84,209,952	$744,820	$422,590,011
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(224,548)	—	—	$(224,548)
Total Investments	$337,410,691	$84,209,952	$744,820	$422,365,463

There were no significant transfers between Levels 1 and 2 during the nine months ended October 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2011, was as follows:

						Net
						Change in
	Beginning			Accrued	Net	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	1/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3*	Level 3*	10/31/11
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$1,128,820	—	$(1,213,650)	—	$(4,038,525)	$4,868,175	—	—	$744,820
Total Investments	$1,128,820	—	$(1,213,650)	—	$(4,038,525)	$4,868,175	—	—	$744,820

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2011, was $4,868,175.

* There were no transfers into or out of Level 3 during the nine months ended October 31, 2011.

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 20, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December  20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December  20, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December  20, 2011